Hedging (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of foreign currency derivatives not designated as hedges
These 30-day euro forward contracts are not designated as hedging instruments, and gains and losses on these forward contracts are recognized currently in "Cost of sales" as follows:

	Year ended December 31,
(In thousands)	2013	2012	2011
Gains (losses) on 30-day euro forward contracts	$(4,367)	$(2,812)	$4,267
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates	2,783	(2,187)	(13,115)

Outstanding positions in the company's hedge portfolio
At December 31, 2013, the company's hedge portfolio was comprised of the following outstanding positions:

	Notional Amount	Contract Average Rate/Price	Settlement Period
Derivatives designated as hedging instruments:
Currency derivatives:
Purchased euro put options	€133 million	$1.32/€	2014
Sold euro call options	€133 million	$1.39/€	2014
Average rate forward contracts	€94 million	$1.34/€	2014
Purchased euro put options	€50 million	$1.35/€	2015[2]
Sold euro call options	€50 million	$1.39/€	2015[2]

3.5% Rotterdam Barge fuel derivatives:
Bunker fuel forward contracts[1]	90,504 mt	$581/mt	2014
Bunker fuel forward contracts	59,800 mt	$556/mt	2015[2]

Derivatives not designated as hedging instruments:
30-day euro forward contracts	€52 million	$1.38/€	January 2014

[1]
As described in the paragraph above, new cash flow hedge relationships were established for certain bunker fuel forward contracts in 2011. These changes result in hedge rates for accounting purposes that are different from those in the hedge contract terms.

[2]	Settlement periods for bunker fuel forward contracts and currency derivatives are through September 2015 and March 2015, respectively.

Activity related to the company's derivative assets and liabilities designated as hedging instruments
Activity related to the company's derivative assets and liabilities designated as hedging instruments is as follows:

(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts
Balance at December 31, 2011	$5,232	$14,754
Realized (gains) losses included in net income	(651)	(16,053)
Purchases (sales), net[2]	850	—
Changes in fair value	(28,646)	9,871
Balance at December 31, 2012	$(23,215)	$8,572
Realized (gains) losses included in net income	22,476	(7,470)
Transfers[1]	7,638	193
Purchases (sales), net[2]	1,167	—
Changes in fair value	(13,080)	(307)
Balance at December 31, 2013	$(5,014)	$988

[1]	Represents the fair value at the transfer date of positions where hedge accounting was terminated. See discussions above.

[2]
Purchases (sales) represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options. Bunker fuel and currency forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.

Schedule of cash flow hedges included in accumulated other comprehensive income (loss)
Deferred net gains (losses) in "Accumulated other comprehensive income (loss)" at December 31, 2013 are expected to be reclassified into income as follows in thousands:

Expected Period of Recognition	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
2014	$(5,708)	$(111)	$(5,819)
2015	(473)	638	165
	$(6,181)	$527	$(5,654)

Effect of the company's derivatives designated as cash flow hedging instruments on OCI and earnings
The following table summarizes the effect of the company's derivatives designated as cash flow hedging instruments on OCI and earnings:

	Year Ended December 31, 2013			Year Ended December 31, 2012
(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
Gain (loss) recognized in OCI on derivative (effective portion)	$(12,559)	$1,448	$(11,111)	$(27,467)	$10,539	$(16,928)
Gain (loss) reclassified from AOCI into income (effective portion)[1]	(29,858)	7,470	(22,388)	1,240	16,053	17,293
Gain (loss) recognized in income on derivative (ineffective portion)[1]	—	(1,562)	(1,562)	—	(668)	(668)

[1]
Both the gain (loss) reclassified from accumulated OCI into income (effective portion) and the gain (loss) recognized in income on derivative (ineffective portion), if any, are included in "Net sales" for the currency hedge portfolio and "Cost of sales" for bunker fuel forward contracts.